Share-based payments - Overview (Details)			1 Months Ended							12 Months Ended
	Dec. 20, 2019 EUR (€) Y	Nov. 25, 2019	Dec. 31, 2019 EUR (€) EquityInstruments Y € / shares	Nov. 30, 2019 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2019 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2018 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2018 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2017 EUR (€) EquityInstruments Y € / shares	Jun. 30, 2017 EUR (€) EquityInstruments Y € / shares	Dec. 31, 2019 EUR (€) EquityInstruments € / shares	Dec. 31, 2018 EUR (€) EquityInstruments € / shares	Dec. 31, 2017 EUR (€) EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments			921,885	19,800	423,487	861,575	178,900	653,825	120,536	1,365,172	1,040,475	774,361
Average fair value of options			€ 65,720,000	€ 57,690,000	€ 63,450,000	€ 39.85	€ 32.12	€ 37.10	€ 7.90	€ 65,720,000	€ 39.85	€ 37.10
Share price | € / shares			€ 146.40	€ 126.40	€ 123.20	€ 82.20	€ 72.00	€ 53.50	€ 17.76
Exercise price | € / shares			€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 135.75	€ 86.32	€ 21.17
Expected volatility			44.18%	44.14%	45.25%	46.19%	45.50%	36.10%	36.60%
Riskfree interest rate			0.03%	0.05%	0.07%	0.77%	0.72%	0.53%	0.61%
Total share based payment expense										€ 39,600,000	€ 19,200,000	€ 4,300,000
Vesting period		36 months								24 months
Average expected option life (in years) | Y			6.50	6.50	8.59	7.83	7.36	10	10
Number of share options outstanding in share-based payment arrangement | EquityInstruments			4,358,069			3,536,651		2,862,216		4,358,069	3,536,651	2,862,216	2,293,636
Time period for beneficiaries to choose contractual term (in days)	60 days
Total fair value of grant			€ 65,720,000	€ 57,690,000	€ 63,450,000	€ 39.85	€ 32.12	€ 37.10	€ 7.90	€ 65,720,000	€ 39.85	€ 37.10
Share options granted (as a percent)	100.00%
Expected dividend yield										0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 60,600,000
Average expected option life (in years) | Y	10
Total fair value of grant	€ 60,600,000
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options	€ 49,500,000
Average expected option life (in years) | Y	5
Total fair value of grant	€ 49,500,000